UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5018

Smith Barney Investment Series
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
 (800) 451-2010

Date of fiscal year end:  October 31
Date of reporting period: April 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                              LARGE CAP CORE FUND

          STYLE PURE SERIES  |  SEMI-ANNUAL REPORT  |  APRIL 30, 2003

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.


         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

[PHOTO]
                          LARRY WEISSMAN
                                  PORTFOLIO MANAGER

         Style Pure Series
   [GRAPHIC]



 Semi-Annual Report . April 30, 2003

 SMITH BARNEY
 LARGE CAP CORE FUND

      LARRY WEISSMAN, CFA

      Larry Weissman, CFA, has more than 18 years of securities business experience.

      Education: BS in Economics from Cornell University, MBA in Finance from Columbia University.

      FUND OBJECTIVE

      The Fund seeks capital appreciation. It aims to achieve this objective by investing at least 80% of its net assets in the equity securities of U.S. large cap issuers and related investments.

      FUND FACTS

      FUND INCEPTION
      -----------------
      April 14, 1987

      MANAGER'S INVESTMENT
      INDUSTRY EXPERIENCE
      -----------------
      18 Years

What's Inside

Letter From the Chairman..............................................  1

Schedule of Investments...............................................  2

Statement of Assets and Liabilities...................................  5

Statement of Operations...............................................  6

Statements of Changes in Net Assets...................................  7

Notes to Financial Statements.........................................  8

Financial Highlights.................................................. 13

[LOGO] Smith Barney

       Mutual Funds

Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

 Investment Products: Not FDIC Insured . Not Bank Guaranteed . May Lose Value

                           LETTER FROM THE CHAIRMAN

[PHOTO]



R. JAY GERKEN
Chairman, President and Chief Executive officer

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com/1/ where you can find additional insight on your Fund.

I invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R Jay Gerken
R. Jay Gerken
Chairman, President and Chief Executive Officer

May 15, 2003

--------
/1/Matters referenced are not incorporated by reference unless otherwise stated.

 1 Smith Barney Large Cap Core Fund | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2003




 SHARES                   SECURITY                      VALUE
-------------------------------------------------------------------
COMMON STOCK -- 99.7%
Consumer Discretionary -- 10.8%
1,141,150 AOL Time Warner, Inc.*                   $     15,610,932
1,187,990 Comcast Corp., Class A Shares*                 37,908,761
1,018,185 Cox Communications, Inc.*                      33,701,924
  100,150 Gannett Co., Inc.                               7,583,358
  446,150 Harley-Davidson, Inc.                          19,826,906
1,142,224 The Home Depot, Inc.                           32,130,761
  166,850 Lowe's Cos., Inc.                               7,323,047
  835,000 Target Corp.                                   27,922,400
2,175,550 TJX Cos., Inc.                                 41,879,338
  160,700 Tribune Corp.                                   7,871,085
  242,450 Univision Communications, Inc.*                 7,341,385
  311,450 USA Interactive*                                9,327,927
1,098,776 Viacom Inc., Class B Shares*                   47,697,865
  831,850 The Walt Disney Co.                            15,522,321
-------------------------------------------------------------------
                                                        311,648,010
-------------------------------------------------------------------
Consumer Staples -- 11.7%
  300,500 Avon Products, Inc.                            17,480,085
1,070,300 The Coca-Cola Co.                              43,240,120
  344,850 Costco Wholesale Corp.*                        11,942,155
  446,750 General Mills, Inc.                            20,152,893
  414,600 Kimberly-Clark Corp.                           20,634,642
  945,925 Kraft Foods Inc.                               29,229,083
  986,750 PepsiCo, Inc.                                  42,706,540
  582,750 The Procter & Gamble Co.                       52,360,088
  231,850 Unilever N.V., NY Shares                       14,599,595
1,522,100 Wal-Mart Stores, Inc.                          85,724,672
-------------------------------------------------------------------
                                                        338,069,873
-------------------------------------------------------------------
Energy -- 6.3%
  454,145 Encana Corp.                                   14,941,370
2,963,610 Exxon Mobil Corp.                             104,319,072
  498,150 Noble Corp.*                                   15,417,743
  400,500 Total Fina Elf SA, Sponsored ADR               26,312,850
  554,610 Weatherford International, Inc.*               22,311,960
-------------------------------------------------------------------
                                                        183,302,995
-------------------------------------------------------------------
Financials -- 20.3%
1,269,300 Ambac Financial Group, Inc.                    74,063,655
1,597,925 American International Group Inc.              92,599,754
  854,700 Bank of America Corp.                          63,290,535
1,123,750 The Bank of New York Co., Inc.                 29,723,188
      262 Berkshire Hathaway Inc., Class A Shares*       18,291,530
  942,450 Fannie Mae                                     68,223,956
1,191,500 J.P. Morgan Chase & Co.                        34,970,524
  597,550 Lehman Brothers Holdings Inc.                  37,627,724
1,435,450 Morgan Stanley                                 64,236,388
  952,150 The St. Paul Cos.                              32,696,831
1,189,900 Wells Fargo & Co.                              57,424,574
  171,500 XL Capital Ltd., Class A Shares                14,114,450
-------------------------------------------------------------------
                                                        587,263,109
-------------------------------------------------------------------

                      See Notes to Financial Statements.

 2 Smith Barney Large Cap Core Fund | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  APRIL 30, 2003



 SHARES                        SECURITY                           VALUE
-----------------------------------------------------------------------------
Healthcare --14.3%
  798,705 Alcon, Inc.*                                       $     35,182,955
  508,540 Amgen Inc.*                                              31,178,587
  196,500 Anthem, Inc.*                                            13,487,760
  311,950 Bristol-Myers Squibb Co.                                  7,967,203
  245,000 Eli Lilly & Co.                                          15,635,900
  185,500 Forest Laboratories, Inc.*                                9,594,060
  264,550 iShares Nasdaq Biotechnology Index*                      15,158,715
  933,350 Johnson & Johnson                                        52,603,606
  443,300 Medtronic, Inc.                                          21,163,142
4,089,250 Pfizer Inc.                                             125,744,438
  923,250 Schering-Plough Corp.                                    16,710,825
  510,900 Teva Pharmaceutical Industries Ltd., Sponsored ADR       23,859,030
1,089,550 Wyeth                                                    47,428,112
-----------------------------------------------------------------------------
                                                                  415,714,333
-----------------------------------------------------------------------------
Industrials -- 9.7%
  305,750 3M Co.                                                   38,536,730
  509,900 Canadian National Railway Co.                            24,796,437
  556,100 Delta Air Lines, Inc.                                     7,112,519
3,556,970 General Electric Co.                                    104,752,766
  457,650 Lockheed Martin Corp.                                    22,905,383
1,890,300 Tyco International Ltd.                                  29,488,680
  291,400 United Parcel Service Inc., Class B Shares               18,101,768
  352,750 United Technologies Corp.                                21,803,478
  290,650 W.W. Grainger, Inc.                                      13,413,498
-----------------------------------------------------------------------------
                                                                  280,911,259
-----------------------------------------------------------------------------
Information Technology -- 18.9%
  982,500 BEA Systems, Inc.*                                       10,522,574
2,356,150 Cisco Systems, Inc.*                                     35,436,496
1,689,800 Dell Computer Corp.*                                     48,852,118
  347,060 Electronic Arts, Inc.*                                   20,570,246
1,146,650 EMC Corp.*                                               10,423,048
1,127,900 Hewlett-Packard Co.                                      18,384,770
2,891,932 Intel Corp.                                              53,211,549
  575,250 International Business Machines Corp.                    48,838,725
  419,600 Intuit Inc.*                                             16,272,088
  447,504 Maxim Integrated Products, Inc.                          17,582,432
4,841,540 Microsoft Corp.                                         123,798,178
  836,300 Nokia Oyj, Sponsored ADR                                 13,857,491
3,629,975 Oracle Corp.*                                            43,124,103
1,041,600 Paychex, Inc.                                            32,435,424
  767,000 SAP AG, Sponsored ADR                                    19,566,170
  823,500 Texas Instruments Inc.                                   15,226,515
  904,848 VERITAS Software Corp.*                                  19,915,704
-----------------------------------------------------------------------------
                                                                  548,017,631
-----------------------------------------------------------------------------
Materials -- 2.7%
  516,650 Alcan Inc.                                               15,158,510
  645,500 Alcoa Inc.                                               14,801,315
  330,900 E.I. du Pont de Nemours & Co.                            14,073,177
  375,350 International Paper Co.                                  13,418,763
  362,350 Praxair, Inc.                                            21,045,288
-----------------------------------------------------------------------------
                                                                   78,497,053
-----------------------------------------------------------------------------

                      See Notes to Financial Statements.

 3 Smith Barney Large Cap Core Fund | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  APRIL 30, 2003



  SHARES                                                  SECURITY                                                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous -- 1.8%
   325,500 Exelon Corp.                                                                                            $   17,264,520
   404,300 Nasdaq-100 Index Tracking Stock*                                                                            11,098,035
   826,000 Southern Co.                                                                                                24,028,340
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       52,390,895
---------------------------------------------------------------------------------------------------------------------------------
Telecommunication Services -- 3.2%
 1,612,934 AT&T Wireless Services Inc.*                                                                                10,419,554
 2,210,010 Verizon Communications Inc.                                                                                 82,610,174
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       93,029,728
---------------------------------------------------------------------------------------------------------------------------------
           TOTAL COMMON STOCK
           (Cost -- $2,585,778,243)                                                                                 2,888,844,886
---------------------------------------------------------------------------------------------------------------------------------
   FACE
  AMOUNT                                                  SECURITY                                                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.3%
$8,715,000 Merrill Lynch & Co., Inc., 1.250% due 5/1/03; Proceeds at maturity -- $8,715,303; (Fully collateralized by various U.S. government agency obligations, 0.000% to 4.875% due 5/9/03 to 11/15/07;
             Market value -- $8,889,325) (Cost -- $8,715,000)                                                           8,715,000
---------------------------------------------------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100%
           (Cost -- $2,594,493,243**)                                                                              $2,897,559,886
---------------------------------------------------------------------------------------------------------------------------------

 *Non-income producing security.
**Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviation used in this schedule:
  ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

 4 Smith Barney Large Cap Core Fund | 2003 Semi-Annual Report to Shareholders

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 2003


ASSETS:
  Investments, at value (Cost -- $2,594,493,243)             $2,897,559,886
  Cash                                                                  228
  Receivable for securities sold                                  5,807,826
  Dividends and interest receivable                               2,301,636
  Receivable for Fund shares sold                                   397,718
---------------------------------------------------------------------------
  Total Assets                                                2,906,067,294
---------------------------------------------------------------------------
LIABILITIES:
  Payable for Fund shares purchased                               3,457,804
  Management fee payable                                          1,454,134
  Trustees' retirement plan                                         346,575
  Service plan fees payable                                         131,900
  Accrued expenses                                                2,670,238
---------------------------------------------------------------------------
  Total Liabilities                                               8,060,651
---------------------------------------------------------------------------
Total Net Assets                                             $2,898,006,643
---------------------------------------------------------------------------
NET ASSETS:
  Par value of shares of beneficial interest                 $        2,006
  Capital paid in excess of par value                         2,945,202,511
  Undistributed net investment income                             1,587,625
  Accumulated net realized loss from security transactions
   and futures contracts                                       (351,852,142)
  Net unrealized appreciation of investments                    303,066,643
---------------------------------------------------------------------------
Total Net Assets                                             $2,898,006,643
---------------------------------------------------------------------------
Shares Outstanding:
  Class 1                                                       154,270,370
---------------------------------------------------------------------------
  Class A                                                        25,329,473
---------------------------------------------------------------------------
  Class B                                                        20,668,670
---------------------------------------------------------------------------
  Class L                                                           364,653
---------------------------------------------------------------------------
Net Asset Value:
  Class 1 (and redemption price)                                     $14.56
---------------------------------------------------------------------------
  Class A (and redemption price)                                     $14.33
---------------------------------------------------------------------------
  Class B *                                                          $13.70
---------------------------------------------------------------------------
  Class L **                                                         $14.27
---------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class 1 (net asset value plus 9.29% of net asset value
   per share)                                                        $15.91
---------------------------------------------------------------------------
  Class A (net asset value plus 5.26% of net asset value
   per share)                                                        $15.08
---------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value
   per share)                                                        $14.41
---------------------------------------------------------------------------

 *Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from purchase (See Note 2).
**Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within one year from initial purchase (See Note 2).

                      See Notes to Financial Statements.

 5 Smith Barney Large Cap Core Fund | 2003 Semi-Annual Report to Shareholders

 STATEMENT OF OPERATIONS (UNAUDITED)     FOR THE SIX MONTHS ENDED APRIL 30, 2003


  INVESTMENT INCOME:
    Dividends                                                    $ 19,893,156
    Interest                                                          490,885
    Less: Foreign withholding tax                                    (139,615)
  --------------------------------------------------------------------------
    Total Investment Income                                        20,244,426
  --------------------------------------------------------------------------
  EXPENSES:
    Management fee (Note 2)                                         8,465,320
    Shareholder servicing fees (Note 6)                             7,953,805
    Service plan fees (Note 6)                                      1,831,409
    Shareholder communications (Note 6)                               131,559
    Trustees' fees                                                     53,226
    Custody                                                            45,920
    Audit and legal                                                    38,400
    Registration fees                                                  30,768
    Other                                                              13,075
  --------------------------------------------------------------------------
    Total Expenses                                                 18,563,482
  --------------------------------------------------------------------------
  Net Investment Income                                             1,680,944
  --------------------------------------------------------------------------
  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FUTURES CONTRACTS (NOTES 3 AND 5):
    Realized Loss From:
     Security transactions (excluding short-term securities)      (69,795,856)
     Futures contracts                                               (961,356)
  --------------------------------------------------------------------------
    Net Realized Loss                                             (70,757,212)
  --------------------------------------------------------------------------
    Change in Net Unrealized Appreciation of Investments:
     Beginning of period                                          150,815,314
     End of period                                                303,066,643
  --------------------------------------------------------------------------
    Increase in Net Unrealized Appreciation                       152,251,329
  --------------------------------------------------------------------------
  Net Gain on Investments and Futures Contracts                    81,494,117
  --------------------------------------------------------------------------
  Increase in Net Assets From Operations                         $ 83,175,061
  --------------------------------------------------------------------------

                      See Notes to Financial Statements.

 6 Smith Barney Large Cap Core Fund | 2003 Semi-Annual Report to Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended April 30, 2003 (unaudited) and the Year Ended October 31, 2002

                                                        2003             2002
-----------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                            $    1,680,944  $     1,260,197
  Net realized loss                                   (70,757,212)    (247,616,504)
  Increase (decrease) in net unrealized
   appreciation                                       152,251,329     (497,956,718)
----------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
   Operations                                          83,175,061     (744,313,025)
----------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 7):
  Net investment income                                        --      (15,313,890)
  Net realized gains                                           --       (1,906,977)
  Capital                                                      --       (1,694,562)
----------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to
   Shareholders                                                --      (18,915,429)
----------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
  Net proceeds from sale of shares                     99,876,790      258,182,747
  Net asset value of shares issued for
   reinvestment of dividends                                   --       18,912,891
  Cost of shares reacquired                          (235,388,671)    (563,945,773)
----------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share
   Transactions                                      (135,511,881)    (286,850,135)
----------------------------------------------------------------------------------
Decrease in Net Assets                                (52,336,820)  (1,050,078,589)

NET ASSETS:
  Beginning of period                               2,950,343,463    4,000,422,052
----------------------------------------------------------------------------------
  End of period*                                   $2,898,006,643  $ 2,950,343,463
----------------------------------------------------------------------------------
* Includes undistributed (overdistributed) net
  investment income of:                                $1,587,625         $(93,319)
----------------------------------------------------------------------------------

                      See Notes to Financial Statements.

 7 Smith Barney Large Cap Core Fund | 2003 Semi-Annual Report to Shareholders

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The Smith Barney Large Cap Core Fund ("Fund"), a separate investment fund of the Smith Barney Investment Series ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as a diversified open-end management investment company. This Trust consists of this Fund and six other separate investment funds: Smith Barney International Fund, formerly known as Smith Barney International Aggressive Growth Fund, Smith Barney Growth and Income Fund, Smith Barney Large Cap Core Portfolio, Smith Barney Premier Selections All Cap Growth Portfolio, Smith Barney Growth and Income Portfolio and Smith Barney Government Portfolio. The financial statements and financial highlights for the other portfolios are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at the current quoted bid price; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence, subsequent to the time a value was so established, is likely to have significantly changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates; over-the-counter securities are valued on the basis of the bid price at the close of business on each day; U.S. government and agency obligations are valued at the average between bid and ask prices in the over-the-counter market; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; ( f ) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determine the existence of a dividend declaration after exercising reasonable due diligence; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date; the Fund distributes dividends and capital gains, if any, annually; (i) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; ( j) realized gain and loss on foreign currency includes the net realized amount from the sale of currency and the amount realized between trade date and settlement date on security transactions; (k) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (l) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise tax; and (m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

 8 Smith Barney Large Cap Core Fund | 2003 Semi-Annual Report to Shareholders

Also, the Fund may enter into forward foreign exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as the investment manager to the Fund. The Fund pays SBFM a management fee, which is calculated daily and paid monthly at an annual rate of the Fund's average daily net assets as follows:

Average Daily Net Assets                                          Annual Rate
-----------------------------------------------------------------------------
First $1 billion                                                     0.65%
-----------------------------------------------------------------------------
Next $1 billion                                                      0.60
-----------------------------------------------------------------------------
Next $1 billion                                                      0.55
-----------------------------------------------------------------------------
Next $1 billion                                                      0.50
-----------------------------------------------------------------------------
Over $4 billion                                                      0.45
-----------------------------------------------------------------------------

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended April 30, 2003, the Fund paid transfer agent fees of $6,068,172 to CTB.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors. In addition, CGM and certain other broker-dealers continue to sell Fund shares to the public as members of the selling group. For the six months ended April 30, 2003, CGM and its affiliates received brokerage commissions of $47,731.

There are maximum initial sales charges of 8.50%, 5.00% and 1.00% for Class 1, A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2003, CGM and its affiliates received sales charges of approximately $2,810,000, $1,125,000 and $5,000 on sales of the Fund's Class 1, A and L shares, respectively. In addition, CDSCs paid to CGM and its affiliates for the six months ended April 30, 2003 were approximately $457,000 for Class B shares.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

The Trustees of the Funds have adopted a Retirement Plan ("Plan") for all Trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment compa-

 9 Smith Barney Large Cap Core Fund | 2003 Semi-Annual Report to Shareholders nies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee's retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan. The amount of benefits to be paid under the Plan cannot currently be determined for current Trustees.

Messrs. Carlton, Cocanougher, Gross, Merten and Pettit also are covered by a prior retirement plan. Under the prior plan, retirement benefits are payable for a ten-year period following retirement, with the annual payment to be based upon the Trustee's compensation from the Trust during calendar year 2000. Trustees with more than five but less than ten years of service at retirement will receive a prorated benefit. In order to receive benefits under the current Plan, a Trustee must waive all rights under the prior plan prior to receiving payment under either plan. Total aggregate retirement benefits accrued under the prior plan for the six months ended April 30, 2003 were $42,285. The amount of benefits to be paid under the prior plan cannot currently be determined for these Trustees.

3. Investments

During the six months ended April 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term securities, but excluding short-term securities) were as follows:

------------------------------------------------
Purchases                           $606,622,275
------------------------------------------------
Sales                                703,337,291
------------------------------------------------

At April 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

-------------------------------------------------
Gross unrealized appreciation       $ 457,728,416
Gross unrealized depreciation        (154,661,773)
-------------------------------------------------
Net unrealized appreciation         $ 303,066,643
-------------------------------------------------

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of ) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. The initial margin is segregated by the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (and cost of ) the closing transaction and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

At April 30, 2003, the Fund did not hold any futures contracts.

 10 Smith Barney Large Cap Core Fund | 2003 Semi-Annual Report to Shareholders

6. Class Specific Expenses

Pursuant to Service Plans, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets with respect to Class A shares and calculated at the annual rate of 1.00% of the average daily net assets of Class B and L shares. For the six months ended April 30, 2003, total Service Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                                                Class A    Class B   Class L
----------------------------------------------------------------------------
Service Plan Fees                                $427,872 $1,379,990 $23,547
----------------------------------------------------------------------------

For the six months ended April 30, 2003, total Shareholder Servicing fees were as follows:
                                     Class 1    Class A    Class B   Class L
----------------------------------------------------------------------------
Shareholder Servicing Fees          $4,502,700 $1,793,310 $1,655,740  $2,055
----------------------------------------------------------------------------

For the six months ended April 30, 2003, total Shareholder Communication expenses were as follows:
                                     Class 1    Class A    Class B   Class L
----------------------------------------------------------------------------
Shareholder Communication Expenses     $86,101    $25,101    $19,207  $1,150
----------------------------------------------------------------------------

7. Distributions Paid to Shareholders by Class

                     Six Months Ended    Year Ended
                      April 30, 2003  October 31, 2002
------------------------------------------------------
Class 1
Net investment
 income                     --          $15,313,890
Net realized gains          --            1,482,275
Capital                     --            1,694,562
------------------------------------------------------
Total                       --          $18,490,727
------------------------------------------------------
Class A
Net investment
 income                     --                   --
Net realized gains          --          $   226,265
Capital                     --                   --
------------------------------------------------------
Total                       --          $   226,265
------------------------------------------------------
Class B
Net investment
 income                     --                   --
Net realized gains          --          $   195,425
Capital                     --                   --
------------------------------------------------------
Total                       --          $   195,425
------------------------------------------------------
Class L
Net investment
 income                     --                   --
Net realized gains          --          $     3,012
Capital                     --                   --
------------------------------------------------------
Total                       --          $     3,012
------------------------------------------------------

 11 Smith Barney Large Cap Core Fund | 2003 Semi-Annual Report to Shareholders

8. Shares of Beneficial Interest

The Fund has five classes of beneficial interest, 1, A, B, L and Y, of which four classes are outstanding, each with a par value of $0.00001 per share. There are an unlimited number of shares authorized.

Transactions in shares of each class were as follows:

                          Six Months Ended               Year Ended
                           April 30, 2003             October 31, 2002
                     --------------------------  --------------------------
                        Shares        Amount        Shares        Amount
----------------------------------------------------------------------------
Class 1
Shares sold            2,942,484  $  40,845,341    5,514,504  $  90,519,719
Shares issued on
 reinvestment                 --             --    1,001,831     18,490,718
Shares reacquired    (11,995,741)  (164,605,957) (24,219,440)  (389,744,381)
---------------------------------------------------------------------------
Net Decrease          (9,053,257) $(123,760,616) (17,703,105) $(280,733,944)
---------------------------------------------------------------------------
Class A
Shares sold            2,594,551  $  35,380,038    5,825,048  $  96,435,608
Shares issued on
 reinvestment                 --             --       15,797        225,263
Shares reacquired     (2,551,767)   (34,570,767)  (4,989,579)   (79,284,641)
---------------------------------------------------------------------------
Net Increase              42,784  $     809,271      851,266  $  17,376,230
---------------------------------------------------------------------------
Class B
Shares sold            1,695,795  $  22,224,260    4,315,346  $  68,774,689
Shares issued on
 reinvestment                 --             --       14,163        194,179
Shares reacquired     (2,712,632)   (35,203,381)  (5,960,574)   (93,075,362)
---------------------------------------------------------------------------
Net Decrease          (1,016,837) $ (12,979,121)  (1,631,065) $ (24,106,494)
---------------------------------------------------------------------------
Class L
Shares sold              104,379  $   1,427,151      144,571  $   2,452,731
Shares issued on
 reinvestment                 --             --          192          2,731
Shares reacquired        (75,655)    (1,008,566)    (115,607)    (1,841,389)
---------------------------------------------------------------------------
Net Increase              28,724  $     418,585       29,156  $     614,073
---------------------------------------------------------------------------

 12 Smith Barney Large Cap Core Fund | 2003 Semi-Annual Report to Shareholders

 FINANCIAL HIGHLIGHTS

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class 1 Shares                            2003/(1)(2)/  2002/(2)/  2001/(2)/ 2000/(2)/ 1999/(2)/  1998
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $14.10      $17.55     $26.52     $24.36    $19.59   $20.94
-------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                        0.03        0.05       0.11       0.07      0.08     0.13
 Net realized and unrealized gain (loss)      0.43       (3.39)     (6.70)      3.74      6.62     2.10
-------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           0.46       (3.34)     (6.59)      3.81      6.70     2.23
-------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                          --       (0.09)     (0.06)     (0.07)    (0.11)   (0.17)
 Net realized gains                             --       (0.01)     (2.32)     (1.58)    (1.82)   (3.41)
 Capital                                        --       (0.01)        --         --        --       --
-------------------------------------------------------------------------------------------------------
Total Distributions                             --       (0.11)     (2.38)     (1.65)    (1.93)   (3.58)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $14.56      $14.10     $17.55     $26.52    $24.36   $19.59
-------------------------------------------------------------------------------------------------------
Total Return                                  3.26%++   (19.20)%   (26.67)%    16.12%    35.60%   12.54%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)        $2,247      $2,303     $3,177     $4,691    $4,475   $3,657
-------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     1.04%+      0.90%      0.73%      0.70%     0.76%    0.78%
 Net investment income                        0.41+       0.31       0.55       0.26      0.34     0.63
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         22%         38%        27%        34%       37%     113%
-------------------------------------------------------------------------------------------------------

(1)For the six months ended April 30, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

 13 Smith Barney Large Cap Core Fund | 2003 Semi-Annual Report to Shareholders

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class A Shares                           2003/(1)(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/  1998
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $13.93      $17.41    $26.41    $24.29    $19.54   $20.89
----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)               (0.03)      (0.10)    (0.01)    (0.02)     0.02     0.05
 Net realized and unrealized gain (loss)     0.43       (3.37)    (6.67)     3.73      6.60     2.13
----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          0.40       (3.47)    (6.68)     3.71      6.62     2.18
----------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                         --          --        --     (0.01)    (0.05)   (0.12)
 Net realized gains                            --       (0.01)    (2.32)    (1.58)    (1.82)   (3.41)
 Capital                                       --          --        --        --        --       --
----------------------------------------------------------------------------------------------------
Total Distributions                            --       (0.01)    (2.32)    (1.59)    (1.87)   (3.53)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $14.33      $13.93    $17.41    $26.41    $24.29   $19.54
----------------------------------------------------------------------------------------------------
Total Return                                 2.87%++   (19.94)%  (27.12)%   15.69%    35.24%   12.27%
----------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)         $363        $352      $425      $510      $344     $180
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                    1.93%+      1.80%     1.34%     1.04%     1.01%    1.02%
 Net investment income (loss)               (0.49)+     (0.59)    (0.06)    (0.07)     0.09     0.38
----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        22%         38%       27%       34%       37%     113%
----------------------------------------------------------------------------------------------------

(1)For the six months ended April 30, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

 14 Smith Barney Large Cap Core Fund | 2003 Semi-Annual Report to Shareholders

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class B Shares                           2003/(1)(2)/  2002/(2)/  2001/(2)/  2000/(2)/  1999/(2)/     1998
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $13.38      $16.86     $25.81     $23.95     $19.37      $20.75
----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                        (0.09)      (0.22)     (0.15)     (0.23)     (0.14)      (0.11)
 Net realized and unrealized gain (loss)     0.41       (3.25)     (6.48)      3.67       6.54        2.14
----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          0.32       (3.47)     (6.63)      3.44       6.40        2.03
----------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                         --          --         --         --         --          --
 Net realized gains                            --       (0.01)     (2.32)     (1.58)     (1.82)      (3.41)
 Capital                                       --          --         --         --         --          --
----------------------------------------------------------------------------------------------------------
Total Distributions                            --       (0.01)     (2.32)     (1.58)     (1.82)      (3.41)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $13.70      $13.38     $16.86     $25.81     $23.95      $19.37
----------------------------------------------------------------------------------------------------------
Total Return                                 2.39%++   (20.59)%   (27.59)%    14.76%     34.31%      11.43%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)         $283        $290       $393       $524       $357        $182
----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                    2.83%+      2.59%      2.01%      1.83%      1.76%       1.75%
 Net investment loss                        (1.39)+     (1.39)     (0.73)     (0.86)     (0.65)      (0.35)
----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        22%         38%        27%        34%        37%        113%
----------------------------------------------------------------------------------------------------------

(1)For the six months ended April 30, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

 15 Smith Barney Large Cap Core Fund | 2003 Semi-Annual Report to Shareholders

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class L Shares                                     2003/(1)(2)/ 2002/(2)/ 2001/(2)/  2000/(2)(3)/
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $13.87      $17.36    $26.41      $27.33
-------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                                 (0.02)      (0.13)    (0.07)      (0.01)
  Net realized and unrealized gain (loss)              0.42       (3.35)    (6.66)      (0.91)
-------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                    0.40       (3.48)    (6.73)      (0.92)
-------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                  --          --        --          --
  Net realized gains                                     --       (0.01)    (2.32)         --
  Capital                                                --          --        --          --
-------------------------------------------------------------------------------------------------
Total Distributions                                      --       (0.01)    (2.32)         --
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $14.27      $13.87    $17.36      $26.41
-------------------------------------------------------------------------------------------------
Total Return                                           2.88%++   (20.05)%  (27.32)%     (3.37)%++
-------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                     $5,205      $4,659    $5,326        $180
-------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                             1.75%+      2.00%     1.65%       1.54%+
  Net investment loss                                 (0.31)+     (0.80)    (0.37)      (0.46)+
-------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                  22%         38%      27 %         34%
-------------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from September 19, 2000 (inception date) to October 31, 2000. ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

 16 Smith Barney Large Cap Core Fund | 2003 Semi-Annual Report to Shareholders

                                 SMITH BARNEY
                              LARGE CAP CORE FUND



          TRUSTEES                     INVESTMENT MANAGER
          Elliott J. Berv              Smith Barney Fund
          Donald M. Carlton              Management LLC
          A. Benton Cocanougher
          Mark T. Finn                 DISTRIBUTORS
          R. Jay Gerken, Chairman      Citigroup Global Markets Inc.
          Stephen Randolph Gross       PFS Distributors, Inc.
          Diana R. Harrington
          Susan B. Kerley              CUSTODIAN
          Alan G. Merten               State Street Bank and
          C. Oscar Morong, Jr.           Trust Company
          R. Richardson Pettit
          Walter E. Robb, III          TRANSFER AGENT
                                       Citicorp Trust Bank, fsb.
          OFFICERS                     125 Broad Street, 11th Floor
          R. Jay Gerken                New York, New York 10004
          President and
          Chief Executive Officer      SUB-TRANSFER AGENTS
                                       PFPC Global Fund Services
          Lewis E. Daidone             P.O. Box 9699
          Senior Vice President and    Providence, Rhode Island
          Chief Administrative Officer 02940-9699

          Richard L. Peteka            Primerica Shareholder Services
          Chief Financial Officer      P.O. Box 9662
          and Treasurer                Providence, Rhode Island
                                       02940-9662
          Lawrence B. Weissman, CFA
          Vice President and
          Investment Officer

          Kaprel Ozsolak
          Controller

          Robert I. Frenkel
          Secretary

   Smith Barney Large Cap Core Fund



 This report is submitted for the general information of shareholders of the Smith Barney Investment Series -- Smith Barney Large Cap Core Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after July 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY LARGE CAP CORE FUND
 Smith Barney Mutual Funds
 3120 Breckinridge Boulevard
 Duluth, Georgia 30099-0001

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospec-tus. Read it carefully before you invest or send money.

 www.smithbarneymutualfunds.com



 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD02328 6/03                                                            03-4964

ITEM 2.  CODE OF ETHICS.

                  Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

                  Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                  Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

                  Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

ITEM 8.           [RESERVED]

ITEM 9.           CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

(a) Not applicable.

(b) Attached hereto.

                  Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

                  Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Series

By:      /s/ R. Jay Gerken
         -------------------------------
         R. Jay Gerken
         Chief Executive Officer of
         Smith Barney Investment Series

Date:    June 27, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         -----------------
         (R. Jay Gerken)
         Chief Executive Officer of
         Smith Barney Investment Series

Date:    June 27, 2003

By:      /s/ Richard Peteka
         ------------------
         Chief Financial Officer of
         Smith Barney Investment Series

Date:    June 27, 2003